Separation Costs	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Separation Costs

Y. Separation Costs

ParentCo is incurring costs to evaluate, plan, and execute the separation, and Alcoa Corporation is allocated a pro rata portion of those costs based on segment revenue. In 2015, ParentCo recognized $24 for costs related to the proposed separation transaction, of which $12 was allocated to Alcoa Corporation and was included in Selling, general administrative, and other expenses on the accompanying Statement of Combined Operations.